Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ▪ March 31, 2023 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgages (0.3%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
$505	12 Month USD LIBOR + 1.82%	3.626%	06/01/43	$517,381
96	12 Month USD LIBOR + 1.74%	3.985	11/01/36	96,981
150	12 Month USD LIBOR + 1.91%	4.155	10/01/36	152,898
	Total Agency Adjustable Rate Mortgages (Cost $791,572)			767,260
	Agency Bond - Finance (U.S. Government Guaranteed) (0.3%)
706	Washington Aircraft 1 Co. DAC (Ireland) (Cost $706,098)	2.637	09/15/26	680,830
	Agency Bond - Sovereign (U.S. Government Guaranteed) (0.3%)
773	Petroleos Mexicanos (Mexico) (Cost $772,500)	2.46	12/15/25	745,704
	Agency Fixed Rate Mortgages (46.8%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
3,972		2.00	03/01/52	3,285,726
9,697		2.50	06/01/52–01/01/53	8,366,246
88		3.00	12/01/49	78,250
247		4.00	04/01/49	239,650
268		4.50	11/01/48	266,205
	Gold Pools:
1,916		3.00	03/01/47–06/01/49	1,752,035
3,901		3.50	08/01/42–04/01/49	3,706,478
1,376		4.00	12/01/41–10/01/45	1,348,901
323		5.00	01/01/40	332,384
420		5.50	11/01/39	442,060
121		6.50	03/01/29–09/01/32	127,143
100		7.50	05/01/35	107,444
61		8.00	08/01/32	65,196
79		8.50	08/01/31	84,420
	Federal National Mortgage Association
2,636		2.00	11/01/51	2,097,873
	April TBA:
6,000	(a)	2.50	04/01/53	5,174,296
12,850	(a)	3.00	04/01/53	11,528,865
1,275	(a)	3.50	04/01/53	1,184,753
4,500	(a)	4.00	04/01/53	4,304,883
8,500	(a)	4.50	04/01/53	8,328,668
4,025	(a)	5.00	04/01/53	4,014,779
13,250	(a)	5.50	04/01/53	13,388,708
	Conventional Pools:
4,645		2.00	06/01/51–04/01/52	3,842,612
4,602		2.50	02/01/50–04/01/52	3,979,726
3,701		3.00	06/01/40–11/01/49	3,385,884
8,272		3.50	12/01/42–07/01/49	7,840,675
8,947		4.00	11/01/41–09/01/48	8,754,994
3,370		4.50	01/01/25–09/01/48	3,391,417
1,086		5.00	05/01/35–02/01/41	1,113,057
381		5.096	03/01/38	386,473
1,105		5.50	03/01/35–10/01/35	1,150,376
19		6.50	06/01/29–02/01/33	19,495
1		7.00	05/01/31	666
165		7.50	08/01/37	176,592
129		8.00	04/01/33	138,780
137		8.50	10/01/32	146,658

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ▪ March 31, 2023 (unaudited) continued

	Government National Mortgage Association,
	Various Pools:
2,168		3.50	08/20/45–07/20/49	2,061,545
2,185		4.00	11/20/42–05/20/49	2,136,994
35		4.50	04/20/49	34,580
326		5.00	01/20/40–12/20/48	333,800
32		5.125	11/20/37	33,069
233		5.25	04/20/36–09/20/39	238,939
505		5.375	02/20/36–08/20/40	522,041
570		6.00	06/15/28–09/20/34	589,010
35		7.00	03/20/26–07/20/29	36,567
74		8.00	06/15/22–08/15/31	77,893
49		8.50	07/15/30	49,917
2		9.00	07/15/24–02/15/25	1,947
	Total Agency Fixed Rate Mortgages (Cost $113,075,641)			110,668,670
	Asset-Backed Securities (4.1%)
670	Arbor Realty Commercial Real Estate Notes 2021-FL3 Ltd., 1 Month USD LIBOR + 1.07% (b)	5.754(c)	08/15/34	657,141
773	ELFI Graduate Loan Program 2021-A LLC (b)	1.53	12/26/46	674,626
575	Hertz Vehicle Financing III LLC, Series 2023-1A Class A (b)	5.49	06/25/27	579,059
	Navient Private Education Refinance Loan Trust
895	(b)	0.97	12/16/69	760,342
685	(b)	1.11	02/18/70	578,715
495	(b)	4.16	10/15/70	475,619
543	Nelnet Student Loan Trust (b)	1.32	04/20/62	488,941
1,015	NMEF Funding LLC, Series 2022-B (b)	6.07	06/15/29	1,023,115
505	Octane Receivables Trust, (b)	5.87	05/21/29	506,894
	PFS Financing Corp.
850	(b)	0.77	08/15/26	794,940
1,090	(b)	2.47	02/15/27	1,041,123
	United States Small Business Administration
741		2.42	06/01/32	688,676
1,536		2.67	04/01/32	1,437,894
	Total Asset-Backed Securities (Cost $10,372,959)			9,707,085
	Collateralized Mortgage Obligations - Agency Collateral Series (0.1%)
1,673	Federal Home Loan Mortgage Corporation, IO REMIC, 6.00% - 1 Month USD LIBOR	1.316(d)	11/15/43	145,574
836	Federal National Mortgage Association, IO REMIC, 6.55% - 1 Month USD LIBOR	1.705(d)	08/25/41	21,736
240	Government National Mortgage Association, IO	5.00	02/16/41	51,744
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $15,321)			219,054
	Commercial Mortgage-Backed Securities (17.8%)
1,425	BAMLL Commercial Mortgage Securities Trust, 1 Month Term SOFR + 1.15% (b)	5.978(c)	01/15/39	1,374,632
6,569	BANK 2019-BNK21, IO	0.844(c)	10/17/52	266,217
565	BDS 2021-FL8, 1 Month USD LIBOR + 0.92% (b)	5.681(c)	01/18/36	549,556
1,400	BF Mortgage Trust, 1 Month USD LIBOR + 1.20% (b)	5.884(c)	12/15/35	1,312,933
1,130	BPR Trust, 1 Month Term SOFR + 3.00% (b)	7.827(c)	05/15/39	1,127,893
775	BSREP Commercial Mortgage Trust, 1 Month USD LIBOR + 0.95% (b)	5.635(c)	08/15/38	715,724

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ▪ March 31, 2023 (unaudited) continued

1,500	BX Commercial Mortgage Trust, 1 Month USD LIBOR + 0.70% (b)	5.384(c)	04/15/34	1,404,886
600	CAMB Commercial Mortgage Trust, 1 Month USD LIBOR + 1.07% (b)	5.754(c)	12/15/37	593,241
	Citigroup Commercial Mortgage Trust,
	IO
4,827		0.721(c)	11/10/48	71,747
12,868		0.872(c)	09/10/58	218,178
7,277		0.989(c)	11/10/46	16,688
	Commercial Mortgage Trust,
	IO
21,443		0.509(c)	02/10/47	50,453
4,609		0.954(c)	08/10/46	19,138
	Credit Suisse Mortgage Capital Certificates
1,950	(b)	2.389	07/15/31	1,716,454
1,300	1 Month USD LIBOR + 1.40% (b)	6.085(c)	07/15/38	1,176,175
1,214	CSWF Commercial Mortgage Trust, 1 Month USD LIBOR + 0.97% (b)	5.651(c)	06/15/34	1,175,434
1,250	DROP Mortgage Trust, 1 Month USD LIBOR + 1.15% (b)	5.83(c)	10/15/43	1,157,554
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3,850		3.208	02/25/26	3,737,025
3,320		3.527(c)	10/25/23	3,296,644
3,200		3.69	01/25/29	3,119,887
2,760		3.90(c)	08/25/28	2,724,370
	IO
24,111		0.325(c)	04/25/32	635,418
32,019		0.327(c)	11/25/27	426,027
	GS Mortgage Securities Trust,
	IO
8,237		0.983(c)	11/10/46	43,119
11,591		1.007(c)	04/10/47	73,427
13,522		1.204(c)	10/10/48	329,662
1,300	Hawaii Hotel Trust, 1 Month USD LIBOR + 1.15% (b)	5.834(c)	05/15/38	1,272,049
1,350	J.P. Morgan Chase Commercial Mortgage Securities Trust, 1 Month USD LIBOR + 1.12% (b)	5.80(c)	11/15/38	1,301,628
	JP Morgan Chase Commercial Mortgage Securities Trust
1,600	SOFR30A + 1.40% (b)	5.958(c)	03/15/39	1,553,958
	IO
7,428		0.579(c)	12/15/49	120,749
	JPMBB Commercial Mortgage Securities Trust,
	IO
19,607		0.684(c)	01/15/47	44,210
4,101		0.981(c)	11/15/45	7,524
1,375	Life Mortgage Trust, 1 Month Term SOFR + 1.30% (b)	6.122(c)	05/15/39	1,344,452
	Natixis Commercial Mortgage Securities Trust
1,170	1 Month USD LIBOR + 0.95% (b)	5.634(c)	08/15/38	1,105,299
1,450	1 Month Term SOFR + 1.40% (b)	6.229(c)	01/15/39	1,390,123
1,975	SFO Commercial Mortgage Trust, 1 Month USD LIBOR + 1.15% (b)	5.834(c)	05/15/38	1,774,760
1,300	SG Commercial Mortgage Securities Trust (b)	4.163	02/15/41	1,167,746
1,375	Taubman Centers Commercial Mortgage Trust, 1 Month Term SOFR + 2.19% (b)	7.013(c)	05/15/37	1,329,016
850	TPGI Trust, 1 Month USD LIBOR + 0.70% (b)	5.38(c)	06/15/26	820,088
601	TTAN 2021-MHC, Class A, 1 Month USD LIBOR + 0.85% (b)	5.535(c)	03/15/38	584,297

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ▪ March 31, 2023 (unaudited) continued

	WFRBS Commercial Mortgage Trust,
	IO
7,657		0.318(c)	08/15/46	12,670
6,153		0.903(c)	03/15/46	17,466
12,665		1.033(c)	12/15/46	38,062
1,100	Worldwide Plaza Trust (b)	3.526	11/10/36	968,358
	Total Commercial Mortgage-Backed Securities (Cost $44,526,796)			42,184,937
	Mortgages - Other (7.4%)
631	Ajax Mortgage Loan Trust (c)(b)	1.698	05/25/59	552,816
621	BRAVO Residential Funding Trust (b)	3.50(c)	10/25/44	584,311
520	Cascade Funding Mortgage Trust (b)	4.00(c)	10/25/68	504,920
569	Ellington Financial Mortgage Trust (b)	0.797(c)	02/25/66	466,988
	Federal Home Loan Mortgage Corp.
1,260		3.00	09/25/45–05/25/47	1,119,285
823		3.50	05/25/45–05/25/47	744,396
23		4.00	05/25/45	20,209
	Galton Funding Mortgage Trust
140	(b)	3.50(c)	06/25/59	128,192
32	(b)	4.00(c)	02/25/59	30,598
310	GCAT Trust (b)	1.555	04/25/65	284,366
	Imperial Fund Mortgage Trust
478	(b)	1.595(c)	11/25/56	398,010
855	(b)	2.493(c)	02/25/67	760,275
1,339	JP Morgan Mortgage Trust (b)	3.50(c)	09/25/52	1,202,015
176	OBX Trust (b)	3.50(c)	02/25/60	157,752
385	Oceanview Mortgage Loan Trust (b)	1.733(c)	05/28/50	346,512
	Seasoned Credit Risk Transfer Trust
8,998		3.00	07/25/56–05/25/60	8,128,993
729		4.00	08/25/58–02/25/59	686,288
1,356		4.50	06/25/57	1,337,473
	Total Mortgages - Other (Cost $19,121,159)			17,453,399
	Municipal Bonds (12.3%)
3,615	Bay Area Toll Authority	6.263	04/01/49	4,394,749
3,875	City of New York, NY, Series G-1	5.968	03/01/36	4,280,356
3,060	City of San Francisco CA Public Utilities Commission Water Revenue	6.00	11/01/40	3,381,597
6,245	Missouri Highway & Transportation Commission	5.445	05/01/33	6,542,691
3,000	New York State Dormitory Authority	5.628	03/15/39	3,165,087
1,725	North Carolina State University at Raleigh, Series B	2.62	10/01/39	1,315,223
1,400	Onondaga Civic Development Corp.	3.068	12/01/55	931,045
2,575	State of Oregon Department of Transportation	5.834	11/15/34	2,860,608
1,580	State of Washington	5.481	08/01/39	1,677,529
560	University of Michigan, MI, Series A	4.454	04/01/22	507,366
	Total Municipal Bonds (Cost $28,040,569)			29,056,251
	U.S. Agency Security (3.1%)
6,935	Tennessee Valley Authority (Cost $7,170,120)	5.25	09/15/39	7,409,204
	U.S. Treasury Securities (6.6%)
	U.S. Treasury Notes
10,575		1.50	02/15/25–08/15/26	10,035,084
2,250		1.625	05/15/26	2,107,397
3,650		2.25	02/15/27	3,459,159
	Total U.S. Treasury Securities (Cost $15,726,117)			15,601,640

	Short-Term Investments (20.6%)
	U.S. Treasury Securities (19.1%)
2,370	U.S. Treasury Bill (e)(f)	5.01	11/30/23	2,299,714
	U.S. Treasury Notes
24,000		0.25	11/15/23	23,341,640
20,000		0.50	11/30/23	19,451,407
	Total U.S. Treasury Securities (Cost $45,116,752)			45,092,761

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ▪ March 31, 2023 (unaudited) continued

NUMBER OF SHARES (000)
	Investment Company (1.5%)
3,520	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (g) (Cost $3,520,275)		3,520,275
	Total Short-Term Investments (Cost $48,637,027)		48,613,036

	Total Investments (Cost $288,955,879) (h)(i)(j)	119.7%	283,107,070
	Liabilities in Excess of Other Assets	(19.7)	(46,513,379)
	Net Assets	100.0%	$236,593,691

IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
TBA	To Be Announced.
(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Floating or variable rate securities: The rates disclosed are as of March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at March 31, 2023.
(e)	Rate shown is the yield to maturity at March 31, 2023.
(f)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(g)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2023, advisory fees paid were reduced by $1,660 relating to the Fund's investment in the Liquidity Funds.
(h)	Securities are available for collateral in connection with securities purchased on a forward commitment basis and open futures contracts.
(i)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2023, the Fund did not engage in any cross-trade transactions.
(j)	At March 31, 2023, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,701,183 and the aggregate gross unrealized depreciation is $9,789,525 resulting in net unrealized depreciation of $5,088,342.

Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments ▪ March 31, 2023 (unaudited) continued

Futures Contracts:
The Fund had the following futures contracts open at March 31, 2023:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury Ultra Bond	105	Jun-23	10,500	$14,818,125	$583,420
U.S. Treasury 10 yr. Note	80	Jun-23	8,000	9,193,750	119,061
U.S. Treasury 5 yr. Note	116	Jun-23	11,600	12,702,906	183,579
Short:
U.S. Treasury 10 yr. Ultra Note	58	Jun-23	(5,800)	(7,026,156)	12,962
U.S. Treasury 2 yr. Note	29	Jun-23	(5,800)	(5,987,141)	3,342
U.S. Treasury Long Bond	29	Jun-23	(2,900)	(3,803,531)	(141,897)
					$760,467

PORTFOLIO COMPOSITION as of 03/31/23	Percentage of Total Investments
Agency Fixed Rate Mortgages	39.1%
Short-Term Investments	17.2
Commercial Mortgage-Backed Securities	14.9
Municipal Bonds	10.2
Mortgages - Other	6.2
U.S. Treasury Securities	5.5
Asset-Backed Securities	3.4
U.S. Agency Security	2.6
Agency Adjustable Rate Mortgages	0.3
Agency Bond - Sovereign (U.S. Government Guaranteed)	0.3
Agency Bond - Finance (U.S. Government Guaranteed)	0.2
Collateralized Mortgage Obligations - Agency Collateral Series	0.1
	100.0	%*

*	Does not include open long/short futures contracts with a value of $53,531,609 and net unrealized appreciation of $760,467.

Morgan Stanley U.S. Government Securities Trust

Notes to Portfolio of Investments ▪ March 31, 2023 (unaudited)

Valuation of Investments - (1) Fixed income securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor does not reflect the security’s fair value or is unable to provide a price, prices from brokers/dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers/dealers; (2) portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at its latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets; (3) when market quotations are not readily available, including circumstances under which the Adviser determines determines that the market quotations are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

In connection with Rule 2a-5 of the Act, the Trustees have designated the Fund's Adviser as its valuation designee. The valuation designee has responsibility for determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser, as valuation designee, has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the price that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2023:

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$767,260	$—	$767,260
Agency Bond - Finance (U.S. Government Guaranteed)	—	680,830	—	680,830
Agency Bond - Sovereign (U.S. Government Guaranteed)	—	745,704	—	745,704
Agency Fixed Rate Mortgages	—	110,668,670	—	110,668,670
Asset-Backed Securities	—	9,707,085	—	9,707,085
Collateralized Mortgage Obligations - Agency Collateral Series	—	219,054	—	219,054
Commercial Mortgage-Backed Securities	—	42,184,937	—	42,184,937
Mortgages - Other	—	17,453,399	—	17,453,399
Municipal Bonds	—	29,056,251	—	29,056,251
U.S. Agency Security	—	7,409,204	—	7,409,204
U.S. Treasury Securities	—	15,601,640	—	15,601,640
Total Fixed Income Securities	—	234,494,034	—	234,494,034
Short-Term Investments
U.S. Treasury Securities	—	45,092,761	—	45,092,761
Investment Company	3,520,275	—	—	3,520,275
Total Short-Term Investments	3,520,275	45,092,761	—	48,613,036
Futures Contracts	902,364	—	—	902,364
Total Assets	4,422,639	279,586,795	—	284,009,434
Liabilities:
Futures Contract	(141,897)	—	—	(141,897)
Total	$4,280,742	$279,586,795	$—	$283,867,537

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.